Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck VIP Trust
Entity Central Index Key	0000811976
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000025035
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Bond Fund
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Bond Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$55	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
AssetsNet	$ 16,821,758
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 18,313
InvestmentCompanyPortfolioTurnover	125.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$16,821,758 Number of Portfolio Holdings112 Portfolio Turnover Rate125% Advisory Fees Paid$18,313
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets Footnote Reference*		(1.4)%
Money Market Fund		5.7%
Consumer Non-Cyclicals		0.4%
Industrials		0.7%
Basic Materials		0.9%
Real Estate		2.4%
Utilities		3.2%
Energy		4.5%
Financials		5.3%
Government		78.3%
Footnote	Description
Footnote*	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%

Exposure Basis Explanation [Text Block]	Includes unrealized appreciation (depreciation) on Forward Foreign Currency Contracts of 0.0%
C000025038
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Fund
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$62	1.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
AssetsNet	$ 100,112,089
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 502,467
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$100,112,089 Number of Portfolio Holdings73 Portfolio Turnover Rate9% Advisory Fees Paid$502,467
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.9)%
Money Market Fund		0.3%
Consumer Staples		2.8%
Communication Services		3.8%
Real Estate		5.5%
Health Care		5.6%
Energy		6.0%
Industrials		15.4%
Information Technology		18.7%
Consumer Discretionary		21.2%
Financials		21.6%

C000025040
Shareholder Report [Line Items]
Fund Name	VanEck VIP Emerging Markets Fund
Class Name	Class S
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Emerging Markets Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$78	1.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.56%
AssetsNet	$ 100,112,089
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 502,467
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$100,112,089 Number of Portfolio Holdings73 Portfolio Turnover Rate9% Advisory Fees Paid$502,467
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.9)%
Money Market Fund		0.3%
Consumer Staples		2.8%
Communication Services		3.8%
Real Estate		5.5%
Health Care		5.6%
Energy		6.0%
Industrials		15.4%
Information Technology		18.7%
Consumer Discretionary		21.2%
Financials		21.6%

C000125662
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Gold Fund
Class Name	Class S
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Global Gold Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$72	1.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.45%
AssetsNet	$ 56,741,944
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 167,324
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$56,741,944 Number of Portfolio Holdings60 Portfolio Turnover Rate33% Advisory Fees Paid$167,324
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Other assets less liabilities		-%
Money Market Fund		0.3%
Diversified Metals & Mining		0.2%
Precious Metals & Minerals		1.0%
Copper		1.9%
Silver		7.4%
Gold		89.2%

C000025041
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Resources Fund
Class Name	Initial Class
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Initial Class	$55	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
AssetsNet	$ 301,854,928
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,489,114
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$301,854,928 Number of Portfolio Holdings67 Portfolio Turnover Rate26% Advisory Fees Paid$1,489,114
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		5.0%
Paper & Forest		2.2%
Industrials & Utilities		4.1%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%

C000025043
Shareholder Report [Line Items]
Fund Name	VanEck VIP Global Resources Fund
Class Name	Class S
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck VIP Global Resources Fund from January 1, 2024 to June 30, 2024 (the "Period").
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For more information please contact us at 800.826.2333 or info@vaneck.com. You may also visit our website at https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/resources/documents/insurance-funds-documents/
Expenses [Text Block]

What were the Fund costs for the Period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference*
Class S	$67	1.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized
Footnote*	Does not include insurance/annuity fees and expenses

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
AssetsNet	$ 301,854,928
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 1,489,114
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$301,854,928 Number of Portfolio Holdings67 Portfolio Turnover Rate26% Advisory Fees Paid$1,489,114
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition

Value	Value	Value
Liabilities in excess of other assets		(0.6)%
Money Market Fund		5.0%
Paper & Forest		2.2%
Industrials & Utilities		4.1%
Renewables & Alternatives		5.5%
Gold & Precious Metals		11.1%
Agriculture		17.1%
Base & Industrial Metals		19.0%
Oil & Gas		36.6%